Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 2,093,241	R$ 2,319,954
Current	2,000,079	2,274,503
Non-current	93,162	45,451
Domestic Currency [Member]
IfrsStatementLineItems [Line Items]
Total	1,765,777	1,858,820
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 327,464	R$ 461,134